WILSHIRE TARGET FUNDS, INC.
                            (the "Company")

                   Supplement dated November 1, 2002
  to the Prospectuses and Statements of Additional Information
                 of the Company dated December 21, 2001

THIS SUPPLEMENT INFORMATION REPLACES AND SUPERCEDES ANY CONTRARY
INFORMATION CONTAINED IN THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION.


	Effective December 1, 2002, the address for shareholders to use when sending applications, checks or other communications to the Company's Transfer Agent via U.S. mail is as follows:

           Wilshire Target Funds, Inc.
           c/o PFPC Inc.
           P.O. Box 9807
           Providence, RI  02940

	Effective January 3, 2003, the address for shareholders to use when sending applications, checks or other communications to the Company's Transfer Agent via overnight courier is as follows:

           Wilshire Target Funds, Inc.
           c/o PFPC Inc.
           760 Moore Road
           King of Prussia, PA  19406-1212

	Effective January 3, 2003, the address for PFPC Distributors, Inc., the Company's distributor, is as follows:

           PFPC Distributors, Inc.
           760 Moore Road
           King of Prussia, PA  19406-1212




                INVESTORS SHOULD RETAIN THIS SUPPLEMENT
           WITH THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL
                   INFORMATION FOR FUTURE REFERENCE.